Share-Based Payments - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of performance shares granted	$ 0
Holding period of restricted shares	five years
Maximum number of matching shares	469,133	441,604	407,223
Maximum number of matching shares vesting period	5 years
Gold Fields Limited 2012 Share Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options	6,982,838